Preferred Redeemable Convertible Stock - Schedule of Preferred Redeemable Convertible Stock (Detail) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Class Of Stock [Line Items]
Effect of accretion to redemption value		$ 2,157,550	$ 2,144,434
Conversion of warrants	$ 249,215
Preferred Redeemable Convertible Stock
Class Of Stock [Line Items]
Beginning balance, Shares	23,271,702	23,055,356	23,055,356
Exercise of warrants, Amount		$ 225,000
Conversion of warrants, shares	(23,271,702)
Exercise of warrants, Shares		216,346
Ending balance, Shares		23,271,702	23,055,356
Beginning balance, Amount	$ 43,106,906	$ 40,724,356	$ 38,579,922
Effect of accretion to redemption value	1,356,707	2,157,550	2,144,434
Conversion of warrants	$ (44,463,613)
Ending balance, Amount		$ 43,106,906	$ 40,724,356